Shareholders' Equity	12 Months Ended
Dec. 31, 2018
Federal Home Loan Banks [Abstract]
Shareholders' Equity

17. SHAREHOLDERS’ EQUITY

Dividends

The Company declared cash dividends per ordinary share during the periods presented as follows:

	2016		2017		2018
	Dividends Per Share (US$)	Dividends Per Share (US$)	Dividends Per Share (US$)	Dividends Per Share (US$)	Dividends Per Share (US$)	Dividends Per Share (US$)
First quarter	$0.0375	$5,290	$0.050	$7,134	$0.075	$10,832
Second quarter	$0.0375	5,290	$0.050	7,148	$0.075	10,835
Third quarter	$0.0375	5,297	$0.050	7,155	$0.075	10,843
Fourth quarter	$0.0500	7,065	$0.075	10,737	$0.075	10,849

		$22,942		$32,174		$43,359

Beginning on November 2, 2015, the board of directors, instead of declaring a quarterly dividend, declared an annual dividend of $0.60, equivalent to $0.15 per ordinary shares, payable in four quarterly installments. The board of directors declared annual dividends of $0.80, $1.20 and $1.20, equivalent to $0.20, $0.30 and $0.30 per common share, payable in four quarterly installments on October 24, 2016, October 24, 2017 and October 29, 2018, respectively. Future dividends, if any, will be declared by and subject to the discretion of the Company’s board of directors. If the Company’s board of directors decides to distribute dividends, the form, frequency and amount of such dividends will depend upon the Company’s future operations and earnings, capital requirements and surplus, general financial condition, contractual restrictions and other factors the board of directors may deem relevant.

Any future dividend the Company declares will be paid to the holders of ADSs, subject to the terms of the depositary agreement, to the same extent as holders of the Company’s ordinary shares, to the extent permitted by applicable laws and regulations, less the fees and expenses payable under the deposit agreement. Any dividend the Company declares will be distributed by the depositary bank to the holders of our ADSs. Cash dividends on our ordinary shares, if any, will be paid in U.S. dollars.

Treasury Stock

On November 21, 2018, the board of directors of the Company approved share buyback plans to repurchase up to US$200 million of the Company’s ADSs over a 24 month period. The program did not obligate the Company to acquire any particular amount of ADS and the program may be modified or suspended at any time at the Company’s discretion. As of December 31, 2018, the Company repurchased 1,006 thousand ADSs for a total cost of US$34.8 million. The weighted average purchase price per ADS repurchased was US$34.54.